Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.81%Δ
Argentina — 0.85%
Cablevision Holding GDR	262,838	$ 768,884
Cresud ADR	294,024	2,705,021
Grupo Clarin GDR Class B 144A #, †	77,680	178,236
IRSA Inversiones y Representaciones ADR	228,391	2,704,150
		6,356,291
Bahrain — 0.15%
Aluminium Bahrain GDR 144A #	91,200	1,092,996
		1,092,996
Brazil — 4.18%
Banco Bradesco ADR	1,749,871	5,914,564
Banco Santander Brasil ADR	153,366	857,316
Itau Unibanco Holding ADR	1,271,187	9,330,513
MBRF Global Foods Company ADR	482,088	1,716,232
Petroleo Brasileiro ADR	285,509	3,374,716
Rumo	217,473	649,283
Sitios Latinoamerica †	162,815	36,273
Telefonica Brasil ADR	259,915	3,313,916
TIM ADR	134,614	3,004,584
Vale ADR	237,148	2,575,427
XP Class A	24,226	455,207
		31,228,031
Chile — 0.58%
Sociedad Quimica y Minera de Chile ADR †	100,000	4,298,000
		4,298,000
China — 19.17%
Alibaba Group Holding	959,100	21,449,424
Alibaba Group Holding ADR	131,300	23,467,249
Baidu ADR †	90,000	11,859,300
BeOne Medicines Class H †	167,800	4,477,440
DiDi Global ADR †	81,500	506,930
iQIYI ADR †	59,542	152,428
JD.com ADR	151,519	5,300,135
Joinn Laboratories China Class H 144A #	13,445	39,813
Kunlun Energy	3,360,900	3,001,874
Meituan Class B 144A #, †	224,390	2,997,574
New Oriental Education & Technology Group ADR †	56,558	3,001,533
PDD Holdings ADR †	100,000	13,217,000
Shenzhen Mindray Bio-Medical Electronics Class A	76,600	2,650,737
Sohu.com ADR †	406,954	6,360,691
TAL Education Group ADR †	600,000	6,720,000
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Tencent Holdings	326,500	$ 27,820,935
Tencent Music Entertainment Group ADR	159	3,711
Tianjin Development Holdings	35,950	12,007
Trip.com Group ADR	78,208	5,881,242
Uni-President China Holdings	2,800,000	2,959,036
Weibo ADR	40,000	496,000
Weibo Class A	65,500	833,532
		143,208,591
India — 10.96%
HCL Technologies	251,032	3,918,972
HDFC Bank	1,328,720	14,239,502
Infosys	285,200	4,638,631
Natco Pharma	185,519	1,661,187
Reliance Industries	1,616,212	24,824,707
Reliance Industries GDR 144A #	440,657	26,917,220
Sify Technologies ADR †	15,200	207,632
Tata Consultancy Services	150,341	4,893,498
Zee Entertainment Enterprises	450,000	570,309
		81,871,658
Indonesia — 0.81%
Astra International	11,254,400	3,903,045
Unilever Indonesia	20,000,000	2,136,214
		6,039,259
Malaysia — 0.58%
Public Bank	3,376,000	3,477,975
UEM Sunrise	4,748,132	859,663
		4,337,638
Mexico — 3.71%
America Movil ADR	209,432	4,398,072
Cemex ADR	469,537	4,221,138
Coca-Cola Femsa ADR	68,784	5,715,950
Fomento Economico Mexicano ADR	19,186	1,892,315
Grupo Financiero Banorte Class O	919,086	9,230,758
Grupo Televisa ADR	656,458	1,765,872
Ollamani SAB †	164,114	491,979
		27,716,084
Peru — 1.51%
Cia de Minas Buenaventura ADR	120,000	2,919,600
Credicorp	31,531	8,396,075
		11,315,675
Russia — 0.00%
EL5-ENERO PJSC =, †	755,050	0
Gazprom PJSC =, †	2,087,800	0
Rosneft Oil PJSC =, †	1,449,104	0
Sberbank of Russia PJSC =, †	2,058,929	0
NQ-VIPEM [0925] 1125 (4967888)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StocksΔ (continued)
Russia (continued)
Surgutneftegas PJSC ADR =, †	294,652	$ 0
T Plus PJSC =, †	25,634	0
VK IPJSC GDR =, †	71,300	0
		0
Saudi Arabia — 0.34%
Saudi Arabian Oil 144A #	390,269	2,562,520
		2,562,520
South Africa — 0.00%
Tongaat Hulett =, †	182,915	0
		0
South Korea — 35.50%
KB Financial Group	80,000	6,602,872
LG Uplus	184,000	2,012,594
Samsung C&T	60,000	7,901,228
Samsung Electronics	671,359	40,248,192
Samsung Life Insurance	66,026	7,378,271
Shinhan Financial Group	38,000	1,915,882
SK Hynix	360,000	89,243,276
SK Square †	714,613	102,932,677
SK Telecom ADR	322,422	6,964,315
		265,199,307
Taiwan — 16.65%
MediaTek	379,000	16,437,136
Taiwan Semiconductor Manufacturing	2,483,864	107,893,655
		124,330,791
Türkiye — 1.82%
Akbank	6,643,734	10,039,863
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	15,200	40,888
Turkcell Iletisim Hizmetleri	677,165	1,595,875
Turkiye Sise ve Cam Fabrikalari	2,124,324	1,910,158
		13,586,784
Total Common Stocks (cost $451,566,046)		723,143,625

Convertible Preferred Stock — 0.06%Δ
South Korea — 0.06%
CJ 1.99% ω	4,204	459,907
Total Convertible Preferred Stock (cost $470,722)		459,907

Preferred Stocks — 3.75%Δ
Brazil — 0.31%
Centrais Eletricas Brasileiras Class B 6.97% ω	216,779	2,267,071
		2,267,071
	Number of shares	Value (US $)

Preferred StocksΔ (continued)
Russia — 0.00%
Transneft PJSC =, †, ω	360,600	$ 0
		0
South Korea — 3.44%
CJ 3.23% ω	28,030	1,987,802
Samsung Electronics 2.08% ω	499,750	23,718,642
		25,706,444
Total Preferred Stocks (cost $11,306,065)		27,973,515

Participation Notes — 0.00%Δ
Lehman Indian Oil CW 12 LEPO =, †	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	146,971	0
Total Participation Notes (cost $4,952,197)		0

Total Value of Securities—100.62% (cost $468,295,030)		751,577,047
Liabilities Net of Receivables and Other Assets — (0.62%)		(4,642,368)
Net Assets Applicable to 23,583,477 Shares Outstanding — 100.00%	$746,934,679
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $33,788,359, which represents 4.52% of the Series’ net assets.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
IPJSC – International Public Joint Stock Company
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company

2    NQ-VIPEM [0925] 1125 (4967888)